Cover	Oct. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 24, 2024, Vivakor, Inc. (the “Company”) filed a Current Report on Form 8-K (“Original Form 8-K”) regarding entering into an Executive Employment Agreement with Jeremy Gamboa to join the Company as its Division President, Logistics (the “Gamboa Agreement”). Due to certain administrative errors the date of Gamboa Agreement was incorrectly stated as October 20, 2024 instead of the correct date of October 1, 2024. The Company is filing this First Amended Form 8-K/A to correct the date of the Gamboa Agreement in both the body of the Form 8-K as well in the Gamboa Agreement that was attached as an exhibit to the Original Form 8-K.
Document Period End Date	Oct. 01, 2024
Entity File Number	001-41286
Entity Registrant Name	VIVAKOR, INC.
Entity Central Index Key	0001450704
Entity Tax Identification Number	26-2178141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5220 Spring Valley Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(949)
Local Phone Number	281-2606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VIVK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false